SHORT-TERM INVESTMENTS (Derivative Financial Instruments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative financial instruments
Realized Gain (Losses)	$ 105	$ (6,270)
Not designated as hedging instruments
Derivative financial instruments
Assets (Liability) Derivatives		(239)
Realized Gain (Losses)	(25)	(100,644)	(36,967)
Not designated as hedging instruments | Interest rate swaption-2013 batch [Member]
Derivative financial instruments
Assets (Liability) Derivatives
Realized Gain (Losses)			(1,302)
Not designated as hedging instruments | Interest rate swaption-2014 batch [Member]
Derivative financial instruments
Assets (Liability) Derivatives		10
Realized Gain (Losses)	(10)	(1,927)	(38,383)
Not designated as hedging instruments | Interest rate swap [Member]
Derivative financial instruments
Assets (Liability) Derivatives		(249)
Realized Gain (Losses)	(15)	(63)	(363)
Not designated as hedging instruments | Call [Member] | Short [Member]
Derivative financial instruments
Assets (Liability) Derivatives
Realized Gain (Losses)			10,919
Not designated as hedging instruments | Call [Member] | Long [Member]
Derivative financial instruments
Assets (Liability) Derivatives
Realized Gain (Losses)			(6,141)
Not designated as hedging instruments | Put [Member] | Short [Member]
Derivative financial instruments
Assets (Liability) Derivatives
Realized Gain (Losses)			(1,697)
Not designated as hedging instruments | H Share Index Call Option [Member]
Derivative financial instruments
Assets (Liability) Derivatives
Realized Gain (Losses)		(59,554)
Not designated as hedging instruments | FXIUP Call Option [Member]
Derivative financial instruments
Assets (Liability) Derivatives
Realized Gain (Losses)		$ (39,100)